Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Text Block]
10.	Related Party Transactions

Included in management salaries are $Nil (2016 - $1 thousand) for options granted to the Chief Executive Officer, $15 thousand (2016 - $15 thousand) for options granted to the Chief Financial Officer, $3 thousand (2016 - $3 thousand) for options granted to the Vice President, Operations, $1 thousand (2016 - $1 thousand) for options granted to the Vice-President, Research and Development, $8 thousand (2016 – $Nil) for options granted to Vice-President, Business and Corporate Development and $Nil (2016 - $2 thousand) for options granted to the Vice President, Corporate Development under the 2016 Stock Option Plan and $119 thousand (2016 - $35 thousand) for options granted to non-employee directors.

Also included in management salaries are director fees of $68 thousand (2016 - $44 thousand).

The above related party transactions have been measured at the exchange amount which is the amount of the consideration established and agreed to by the related parties.

15.	Related party transactions

Included in management salaries are $2 thousand (2015 - $3 thousand) for options granted to the Chief Executive Officer, $60 thousand (2015 - $39 thousand) for options granted to the Chief Financial Officer, $12 thousand (2015-$9 thousand) for options granted to the Vice President, Operations, $5 thousand (2015 - $nil) for options granted to the Vice-President, Research and Development, $21 thousand (2015 - $nil) for options granted to the former Vice President, Corporate Development, and $8 thousand for options granted to Vice- President, Business and Corporate Development (2015 – $nil) under the 2006 or 2016 Stock Option Plans and $52 thousand (2015 - $70 thousand) for options granted to non-employee directors.

Included in general and administrative expenses are director fees of $184 thousand (2015: $179 thousand). During the year a non-employee director rendered consulting services amounting to $14 thousand (2015 - $nil).

The above related party transactions have been measured at the exchange amount which is the amount of the consideration established and agreed upon by the related parties.